Note 21 - Other Payables and Provisions for Liabilities - Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Balance at beginning of the Period	$ 2,409	$ 705
Additional provision in the year	551	2,159
Utilization of provision	(1,774)	(455)
Balance at end of the Period	$ 1,186	$ 2,409